Warrants (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Rollforward of Common Stock Warrants Outstanding
The following table summarizes warrant activity for the year ended December 31, 2024:

	Number of Common Warrants	Weighted Average Exercise Price	Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding January 1, 2024	1,161,493	$51.89
Warrants Expired	(227,120)	39.03
Outstanding December 31, 2024	934,373	$55.01	1.14	$ —

Schedule of Warrants Outstanding
The following represents a summary of the warrants outstanding and exercisable at December 31, 2024, and the balance sheet classification as of that date:

				Number of Shares Underlying Warrants
Issue Date	Classification	Adjusted Exercise Price	Expiration Date	Outstanding	Exercisable
December 17, 2021	Equity	$14.99	December 15, 2026	36,538	36,538
December 17, 2021	Equity	$13.99	December 17, 2026	281,047	281,047
February 16, 2021	Equity	$49.99	February 11, 2026	65,003	65,003
August 7, 2020	Liability	$35.99	July 14, 2025	90,743	90,743
August 7, 2020	Liability	$44.99	July 14, 2025	10,939	10,939
July 23, 2020	Liability	$35.99	July 14, 2025	77,502	77,502
July 13, 2020	Liability	$44.99	July 14, 2025	21,846	21,846
July 13, 2020	Liability	$35.99	July 14, 2025	334,800	334,800
June 15, 2015	Equity	$1,509.99	Five years after milestone achievement	15,955	—
Total				934,373	918,418